Adjustment Of Assets To Fair Value (Schedule Of Total Impairment Charges) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Impaired Intangible Assets And Goodwill [Line Items]
Goodwill			$ 91	$ 259	$ 96	$ 259	$ 7
Other indefinite-lived intangible assets					46	37	(12)
Property, plant and equipment					43	11	7
Investments in non-consolidated affiliates					2
Total impairment charges on assets	$ 20	$ 46	$ 119	$ 304	$ 187	$ 307	$ 2